Portfolio of Investments

March 31, 2022 (unaudited)

Baillie Gifford Global Alpha Equities Fund

	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 4.1%
BHP Group Ltd.	773,646	$30,001,178
Rio Tinto PLC	278,845	22,292,700
		52,293,878
BRAZIL — 0.6%
B3 SA - Brasil Bolsa Balcao	2,406,000	7,928,953

CANADA — 1.1%
Shopify, Inc., Class A *	20,045	13,549,618

CHINA — 5.9%
Alibaba Group Holding Ltd.*	913,808	12,470,475
Brilliance China Automotive Holdings Ltd.*(a)	6,366,000	2,966,298
KE Holdings, Inc. ADR*	48,180	595,987
Li Auto, Inc. ADR*	293,998	7,588,088
Meituan, Class B *	518,400	9,820,539
Ping An Insurance Group Co. of China Ltd., Class H	1,533,500	10,720,798
Prosus NV*	533,702	28,781,399
Tencent Music Entertainment Group ADR*	472,635	2,301,732
		75,245,316
DENMARK — 0.6%
Genmab A/S*	22,225	8,026,629

FRANCE — 2.5%
Adevinta ASA*	575,666	5,255,366
Pernod Ricard SA	110,041	24,177,234
Ubisoft Entertainment SA*	61,884	2,719,358
		32,151,958
GERMANY — 1.5%
adidas AG	39,601	9,228,065
Deutsche Boerse AG	51,009	9,182,174
		18,410,239
HONG KONG — 1.7%
AIA Group Ltd.	2,013,400	21,023,693

INDIA — 3.6%
Housing Development Finance Corp., Ltd.	427,759	13,375,205
Reliance Industries Ltd. GDR	476,460	32,687,013
		46,062,218
IRELAND — 3.4%
CRH PLC	523,630	20,914,657
Ryanair Holdings PLC ADR*	253,000	22,041,360
		42,956,017
JAPAN — 4.8%
CyberAgent, Inc.	633,300	7,836,838
Denso Corp.	126,700	8,083,475
Hoshizaki Corp.	45,500	3,121,295
Olympus Corp.	1,029,000	19,502,217
SMC Corp.	21,500	12,018,373
Sysmex Corp.	141,200	10,226,764
		60,788,962
MACAU — 0.3%
Sands China Ltd.*	1,607,600	3,824,448

NETHERLANDS — 0.7%
Adyen NV*	4,641	9,192,405

See previously submitted notes to the financial statements for the annual period ended December 31, 2021.

Portfolio of Investments

March 31, 2022 (unaudited)

Baillie Gifford Global Alpha Equities Fund

	Shares	Value
NORWAY — 0.7%
Schibsted ASA, Class A	338,620	$8,346,136

RUSSIA — 0.0%
Sberbank of Russia PJSC ADR(a)	321,215	0
VK Co., Ltd. GDR Reg S*(a)	46,619	0
		0
SOUTH AFRICA — 0.6%
Naspers Ltd., N Shares	68,930	7,785,113

SOUTH KOREA — 0.4%
Coupang, Inc.*	279,091	4,934,329

SWEDEN — 1.7%
Atlas Copco AB, B Shares	278,949	12,650,208
Epiroc AB, B Shares	526,144	9,499,228
		22,149,436
SWITZERLAND — 1.4%
Cie Financiere Richemont SA	100,091	12,687,023
Wizz Air Holdings PLC*	133,138	5,019,874
		17,706,897
TAIWAN — 3.5%
Sea Ltd. ADR*	126,467	15,149,482
Taiwan Semiconductor Manufacturing Co., Ltd.	1,434,000	29,416,390
		44,565,872
UNITED KINGDOM — 2.3%
Farfetch Ltd., Class A *	425,483	6,433,303
Prudential PLC	1,536,419	22,682,575
		29,115,878
UNITED STATES — 57.8%
ABIOMED, Inc.*	25,363	8,401,240
Adobe, Inc.*	20,910	9,527,014
Albemarle Corp.	91,362	20,204,706
Alnylam Pharmaceuticals, Inc.*	89,977	14,692,344
Alphabet, Inc., Class C *	13,914	38,861,663
Amazon.com, Inc.*	8,879	28,945,096
Analog Devices, Inc.	40,675	6,718,696
Anthem, Inc.	89,666	44,045,733
Arthur J Gallagher & Co.	155,774	27,198,140
Axon Enterprise, Inc.*	71,855	9,896,589
Booking Holdings, Inc.*	6,766	15,889,613
Broadridge Financial Solutions, Inc.	79,807	12,426,748
Carvana Co.*	30,719	3,664,469
CBRE Group, Inc., Class A *	213,330	19,523,962
Certara, Inc.*	249,158	5,351,914
Charles Schwab Corp. (The)	150,663	12,702,398
Chegg, Inc.*	112,388	4,077,437
Chewy, Inc., Class A *	110,560	4,508,637
Cloudflare, Inc., Class A *	133,812	16,017,296
CoStar Group, Inc.*	126,410	8,420,170
Datadog, Inc., Class A *	69,410	10,513,533
DoorDash, Inc., Class A *	86,077	10,087,364
Estee Lauder Cos., Inc. (The), Class A	59,005	16,068,242
Exact Sciences Corp.*	59,267	4,143,949
Howard Hughes Corp. (The)*	69,647	7,216,126
IAC/InterActiveCorp*	38,725	3,883,343
Illumina, Inc.*	41,061	14,346,713
Markel Corp.*	8,141	12,009,929

See previously submitted notes to the financial statements for the annual period ended December 31, 2021.

Portfolio of Investments

March 31, 2022 (unaudited)

Baillie Gifford Global Alpha Equities Fund

	Shares	Value
UNITED STATES (continued)
Martin Marietta Materials, Inc.	90,112	$34,683,208
Mastercard, Inc., Class A	61,287	21,902,748
Meta Platforms, Inc., Class A *	55,842	12,417,027
Microsoft Corp.	128,485	39,613,210
Moderna, Inc.*	88,048	15,167,148
Moody’s Corp.	108,928	36,753,396
Netflix, Inc.*	18,012	6,747,115
Novocure Ltd.*	77,650	6,433,302
Oscar Health, Inc., Class A *	413,577	4,123,363
Peloton Interactive, Inc., Class A *	105,501	2,787,336
Royalty Pharma PLC, Class A	60,508	2,357,392
S&P Global, Inc.	36,590	15,008,486
Service Corp. International	357,100	23,504,322
SiteOne Landscape Supply, Inc.*	71,154	11,504,890
Snowflake, Inc., Class A *	32,885	7,534,940
Spotify Technology SA*	25,104	3,791,206
STAAR Surgical Co.*	59,477	4,752,807
Teladoc Health, Inc.*	70,182	5,062,228
Teradyne, Inc.	135,001	15,961,168
Tesla, Inc.*	21,021	22,652,230
Thermo Fisher Scientific, Inc.	29,561	17,460,205
Trade Desk, Inc. (The), Class A *	259,247	17,952,855
Twilio, Inc., Class A *	55,195	9,096,688
Vimeo, Inc.*	166,584	1,979,018
Wayfair, Inc., Class A *	48,440	5,366,183
		733,955,535
TOTAL INVESTMENTS — 99.2% (cost $955,914,666)		$1,260,013,530
Other assets less liabilities — 0.8%		9,872,456
NET ASSETS — 100.0%		$1,269,885,986

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

Reg S — Regulation S (“Reg S”) under the Securities Act of 1933, as amended (“1933 Act”) is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States). These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. At March 31, 2022, the net value of these securities was $0 representing 0.0% of net assets.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the annual period ended December 31, 2021.

Portfolio of Investments

March 31, 2022 (unaudited)

Baillie Gifford Global Alpha Equities Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$844,479,565	$412,567,667	$2,966,298	$1,260,013,530
Total	$844,479,565	$412,567,667	$2,966,298	$1,260,013,530

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the annual period ended December 31, 2021.

Portfolio of Investments

March 31, 2022 (unaudited)

Baillie Gifford Global Alpha Equities Fund

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at December 31, 2021	$2,979,897
Purchases	—
Sales	—
Realized gain (loss)	—
Change in unrealized gain (loss)	(10,067,633)
Transfers into Level 3	10,054,034
Transfers out of Level 3	—
Balance at March 31, 2022	$2,966,298
Change in unrealized gain (loss) related to Investments still held at March 31, 2022	$(10,067,633)

$10,054,034 was transferred out of Level 2 into Level 3 during the period from December 31, 2021 to March 31, 2022.

Level 3

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. As a result of this management made the decision to value several securities at nil. The impacted securities are as follows

Sberbank of Russia PJSC

VK Co., Ltd.

Trading in Brilliance China has been suspended since March 31, 2021. There have been ongoing issues with the company and as of April 15, 2021 management decided to hold this with a 50% haircut to last traded price.

See previously submitted notes to the financial statements for the annual period ended December 31, 2021.